UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              August 15, 2012
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:  591,392
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (6/30/12) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
SUNTECH POWER HLDGS             CONVERTIBLE  86800CAE4     4810   7100000  PRN            SOLE       NONE    7100000
AUDIENCE INC                   COMMON STOCK  05070J102     1411     73200   SH            SOLE       NONE      73200
AMERICAN TOWER CORP            COMMON STOCK  03027X100    46686    667800   SH            SOLE       NONE     667800
ALLEGHENY TECHNOLOGIES INC     COMMON STOCK  01741R102    11493    360400   SH            SOLE       NONE     360400
AUTOZONE INC                   COMMON STOCK  053332102     7784     21200   SH            SOLE       NONE      21200
BAIDU INC                           ADR      056752108    21938    190800   SH            SOLE       NONE     190800
COACH INC                      COMMON STOCK  189754104    18597    318000   SH            SOLE       NONE     318000
DICK'S SPORTING GOODS INC      COMMON STOCK  253393102     6106    127200   SH            SOLE       NONE     127200
DELPHI AUTOMOTIVE PLC          COMMON STOCK  G27823106    17029    667800   SH            SOLE       NONE     667800
DUFF & PHELPS CORP             COMMON STOCK  26433B107      668     46069   SH            SOLE       NONE      46069
EQUINIX INC                    COMMON STOCK  29444U502    13033     74200   SH            SOLE       NONE      74200
PHOENIX NEW MEDIA LTD               ADR      71910C103     1388    290440   SH            SOLE       NONE     290440
FOCUS MEDIA HOLDING                 ADR      34415V109    21155    901000   SH            SOLE       NONE     901000
GENERAL MOTORS CO              COMMON STOCK  37045V100     7316    371000   SH            SOLE       NONE     371000
GNC HOLDINGS INC               COMMON STOCK  36191G107    43630   1113000   SH            SOLE       NONE    1113000
GOOGLE INC                     COMMON STOCK  38259P508    35355     60950   SH            SOLE       NONE      60950
HDFC BANK LTD                       ADR      40415F101     6911    212000   SH            SOLE       NONE     212000
STARWOOD HOTELS & RESORTS      COMMON STOCK  85590A401    24738    466400   SH            SOLE       NONE     466400
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104      651    508800   SH            SOLE       NONE     508800
INFOSYS LTD                         ADR      456788108     9553    212000   SH            SOLE       NONE     212000
INTERXION HOLDING NV           COMMON STOCK  N47279109     8638    477000   SH            SOLE       NONE     477000
HUNT (JB) TRANSPRT SVCS INC    COMMON STOCK  445658107    36642    614800   SH            SOLE       NONE     614800
KIRBY CORP                     COMMON STOCK  497266106    14223    302100   SH            SOLE       NONE     302100
MICHAEL KORS HOLDINGS LTD      COMMON STOCK  G60754101     6653    159000   SH            SOLE       NONE     159000
LKQ CORP                       COMMON STOCK  501889208     8311    249100   SH            SOLE       NONE     249100
MOODY'S CORP                   COMMON STOCK  615369105    24021    657200   SH            SOLE       NONE     657200
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109     1908     42400   SH            SOLE       NONE      42400
MRC GLOBAL INC                 COMMON STOCK  55345K103    14662    689000   SH            SOLE       NONE     689000
BLUE NILE INC                  COMMON STOCK  09578R103    12597    424000   SH            SOLE       NONE     424000
PENTAIR INC                    COMMON STOCK  709631105     6087    159000   SH            SOLE       NONE     159000
ROVI CORP                      COMMON STOCK  779376102     4679    238500   SH            SOLE       NONE     238500
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106     9071    159000   SH            SOLE       NONE     159000
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109    26523   1113000   SH            SOLE       NONE    1113000
SENSATA TECHNOLOGIES HOLDING   COMMON STOCK  N7902X106    18679    697480   SH            SOLE       NONE     697480
TRANSDIGM GROUP INC            COMMON STOCK  893641100    18507    137800   SH            SOLE       NONE     137800
TRW AUTOMOTIVE HOLDINGS CORP   COMMON STOCK  87264S106     9741    265000   SH            SOLE       NONE     265000
TRINA SOLAR LTD                     ADR      89628E104     3371    530000   SH            SOLE       NONE     530000
VELTI PLC                      COMMON STOCK  G93285107     4702    723365   SH            SOLE       NONE     723365
VERISK ANALYTICS INC           COMMON STOCK  92345Y106    26108    530000   SH            SOLE       NONE     530000
WRIGHT EXPRESS CORP            COMMON STOCK  98233Q105    23552    381600   SH            SOLE       NONE     381600
XO GROUP INC                   COMMON STOCK  983772104     3761    424000   SH            SOLE       NONE     424000
ZIPCAR INC                     COMMON STOCK  98974X103     8704    742000   SH            SOLE       NONE     742000